Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2016
Insurance-related Assessments
Loss Contingencies [Line Items]
Schedule of Loss Contingencies by Contingency
Assets and liabilities held for insolvency assessments were as follows:

	December 31,
	2016	2015
	(In millions)
Other Assets:
Premium tax offset for future discounted and undiscounted assessments	$13	$13
Premium tax offsets currently available for paid assessments	8	14
Total	$21	$27
Other Liabilities:
Insolvency assessments	$17	$18